World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2012

Dates Covered
Collections Period	06/01/12 -06/30/12
Interest Accrual Period	06/15/12 -07/15/12
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/12	471,029,475.52	33,143
Yield Supplement Overcollateralization Amount at 05/31/12	18,062,418.38	0

Receivables Balance at 05/31/12	489,091,893.90	33,143
Principal Payments	20,763,319.62	1,078
Defaulted Receivables	615,124.39	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/12	16,976,663.02	0

Pool Balance at 06/30/12	450,736,786.87	32,027

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	6,448,199.06	511
Past Due 61-90 days	1,478,777.41	99
Past Due 91 + days	379,608.72	21

Total	8,306,585.19	631

Total 31+ Delinquent as % Ending Pool Balance	1.84%

Recoveries	407,640.55

Aggregate Net Losses/(Gains) - June 2012	207,483.84

Overcollateralization Target Amount	27,044,207.21
Actual Overcollateralization	27,044,207.21

Weighted Average APR	3.67%
Weighted Average APR, Yield Adjusted	5.95%
Weighted Average Remaining Term	43.76

Flow of Funds	$ Amount

Collections	22,642,080.04
Advances	797.86
Investment Earnings on Cash Accounts	3,238.06
Servicing Fee	(407,576.58)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	22,238,539.38

Distributions of Available Funds
(1) Class A Interest	429,038.22
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	19,075,127.33
(9) Distribution to Certificateholders	2,636,704.71
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	22,238,539.38

Servicing Fee	407,576.58
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 06/15/12	442,767,706.99
Principal Paid	19,075,127.33
Note Balance @ 07/16/12	423,692,579.66

Class A-1
Note Balance @ 06/15/12	0.00
Principal Paid	0.00
Note Balance @ 07/16/12	0.00
Note Factor @ 07/16/12	0.0000000%

Class A-2
Note Balance @ 06/15/12	53,039,706.99
Principal Paid	19,075,127.33
Note Balance @ 07/16/12	33,964,579.66
Note Factor @ 07/16/12	16.3291248%

Class A-3
Note Balance @ 06/15/12	213,000,000.00
Principal Paid	0.00
Note Balance @ 07/16/12	213,000,000.00
Note Factor @ 07/16/12	100.0000000%

Class A-4
Note Balance @ 06/15/12	127,995,000.00
Principal Paid	0.00
Note Balance @ 07/16/12	127,995,000.00
Note Factor @ 07/16/12	100.0000000%

Class B
Note Balance @ 06/15/12	24,366,000.00
Principal Paid	0.00
Note Balance @ 07/16/12	24,366,000.00
Note Factor @ 07/16/12	100.0000000%

Class C
Note Balance @ 06/15/12	24,367,000.00
Principal Paid	0.00
Note Balance @ 07/16/12	24,367,000.00
Note Factor @ 07/16/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	526,707.34
Total Principal Paid	19,075,127.33

Total Paid	19,601,834.67

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	28,287.84
Principal Paid	19,075,127.33

Total Paid to A-2 Holders	19,103,415.17

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6594327
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.8818814

Total Distribution Amount	24.5413141

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1359992
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	91.7073429

Total A-2 Distribution Amount	91.8433421

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 05/31/12	75,598.54
Balance as of 06/30/12	76,396.40
Change	797.86

Reserve Account
Balance as of 06/15/12	2,064,965.17
Investment Earnings	285.49
Investment Earnings Paid	(285.49)
Deposit/(Withdrawal)	—
Balance as of 07/16/12	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17